Cash and Bank Deposit (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Cash and cash equivalents:
Cash at Bank	$ 483,377	$ 4,756,354
Cash on Hand
Total	$ 483,377	$ 4,756,354